LAND USE RIGHTS - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Use Rights [Member]
Amortization of Intangible Assets	$ 3,967	¥ 27,239	¥ 0	¥ 0